Contingent Liabilities and Commitments - Parent	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent Liabilities and Commitments	31. CONTINGENT LIABILITIES AND COMMITMENTS

		Group
	2023	2022
	£m	£m
Guarantees given to third parties	452	448
Formal standby facilities, credit lines and other commitments	30,987	31,410
	31,439	31,858
At 31 December 2023, the Santander UK group had credit impairment loss provisions relating to guarantees given to third parties and undrawn loan commitments. See Note 29 for more details.
Where the items set out below can be reliably estimated, they are disclosed in the table above. Guarantees given to third parties
Guarantees given to third parties consist primarily of letters of credit, bonds and guarantees granted as part of normal product facilities which are offered to customers.
Formal standby facilities, credit lines and other commitments
Standby facilities, credit lines and other commitments are also granted as part of normal product facilities which are offered to customers. Retail facilities comprise undrawn facilities granted on flexible mortgages, bank overdrafts and credit cards. On flexible mortgages, the credit limit is set at the point of granting the loan through property value and affordability assessments.
Ongoing assessments are made to ensure that credit limits remain appropriate considering any change in the security value or the customer’s financial circumstances. For unsecured overdraft facilities and credit cards, the facilities are granted based on new business risk assessment and are reviewed more frequently based on internal, as well as external data. Corporate facilities can comprise standby and revolving facilities which are subject to ongoing compliance with covenants and may require the provision of agreed security.
FSCS
The FSCS is the UK’s independent statutory compensation fund for customers of authorised financial services firms and pays compensation if a firm is unable to pay certain claims against it. The FSCS is funded by levies on the industry and recoveries and borrowings where appropriate.
Loan representations and warranties
In connection with the securitisations and covered bond transactions described in Note 14, the Santander UK group entities selling the relevant loans into the applicable securitisation or covered bond portfolios make representations and warranties with respect to such loans, in each case as of the date of the sale of the loans into the applicable portfolio. These representations and warranties cover, among other things, the ownership of the loan by the relevant Santander UK group entity, absence of a material breach or default by the relevant borrower under the loan, the loan’s compliance with applicable laws and absence of material disputes with respect to the relevant borrower, asset and loan. The specific representations and warranties made by Santander UK group companies which act as sellers of loans in these securitisations and covered bond transactions depend in each case on the nature of the transaction and the requirements of the transaction structure.
In the event that there is a material breach of the representations and warranties given by Santander UK plc as seller of loans under the residential mortgage-
backed securitisations or the covered bond programmes included in Note 14, or if such representations and warranties prove to be materially untrue at the date when they were given (being the sale date of the relevant mortgage loans), Santander UK plc may be required to repurchase the affected mortgage loans
(generally at their outstanding principal balance plus accrued interest). These securitisations and covered bond programmes are collateralised by prime residential mortgage loans. Santander UK plc is principally a retail prime lender and has no appetite or product offering for any type of sub-prime business.
Similarly, under the auto loan securitisations in Note 14, in the event that there is a breach or inaccuracy in respect of a representation or warranty relating to the loans, the relevant Santander UK group entity who sold the auto loans into the securitisation portfolio will be required to repurchase such loans from the structure
(also at their outstanding principal balance plus accrued interest). In addition to breaches of representation and warranties, under the auto loan securitisations, the seller may also have a repurchase obligation if certain portfolio limits are breached (which include, amongst other things, limits as to the size of a loan given to an individual customer, LTV ratio, average term to maturity and average seasoning).
In the case of a repurchase of a loan from the relevant securitisation or covered bond programmes, the Santander UK group may bear any subsequent credit loss on such loan. The Santander UK group manages and monitors its securitisation and covered bond activities closely to minimise potential claims.
Other legal actions and regulatory matters
Santander UK engages in discussion, and co-operates, with the FCA, PRA, CMA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties, in addition to legal and regulatory reviews, challenges and tax or enforcement investigations or proceedings by relevant regulators or government agencies in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.
In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition, where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.
Payment Protection Insurance
AXA France IARD and AXA France Vie (former GE Capital Corporation Group entities (GE Capital), known as Financial Insurance Company Ltd (FICL) and
Financial Assurance Company Ltd (FACL), acquired by AXA SA in 2015) (together, AXA France) have brought a claim for £552m (plus interest) against (i)
Santander Cards UK Limited (former GE Capital entity known as GE Capital Bank Limited (GECB), which was acquired by Banco Santander SA in 2008 and subsequently transferred to Santander UK plc); and (ii) Santander Insurance Services UK Limited (a Banco Santander SA subsidiary) (together the Santander
Entities). The claim relates to the allocation of liability for compensation and associated costs in respect of a large number of PPI policies distributed by GECB pre-2005, which were underwritten by FICL and FACL. AXA France reduced their claim from £670m (plus interest) to £552m (plus interest) in their Re-Re-
Amended Particulars of Claim dated 29 June 2023. The Santander Entities strongly refute the claim. Trial has been fixed for six weeks, beginning on 3 March
2025.
There are ongoing factual issues to be resolved which may have legal consequences including in relation to liability. These issues create uncertainties which mean that it is difficult to reliably predict the outcome or the timing of the resolution of the matter. The litigation and other regulatory provision in Note 29 includes our best estimate of the Santander Entities’ liability to the specific portfolio. Further information has not been provided on the basis that it would be seriously prejudicial to the Santander Entities’ interests in connection with the dispute.
In addition, and in relation to PPI more generally, the PPI provision includes an amount relating to legal claims challenging the FCA’s industry guidance on the treatment of Plevin / recurring non-disclosure assessments. This provision is based on current stock levels, future projected claims, and average redress. There remains a risk that volumes received in future may be higher than forecast. The provision in Note 29 includes our best estimate of Santander UK’s liability for the specific issue. The actual cost of customer compensation could differ from the amount provided. It is not currently practicable to provide an estimate of the risk and amount of any further financial impact.
German dividend tax arbitrage transactions
In June 2018 the Cologne Criminal Prosecution Office and the German Federal Tax Office commenced an investigation in relation to the historical involvement of
Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions (known as cum/ex transactions). These transactions allegedly exploited a loophole of a specific German settlement mechanism through short-selling and complex derivative structuring which resulted in the German government either refunding withholding tax where such tax had not been paid or refunding it more than once. The German authorities are investigating numerous institutions and individuals in connection with alleged transactions and practices which may be found to be illegal under German law.
During 2023 we continued to cooperate with the German authorities and, with the assistance of external experts, to progress an internal investigation into the matters in question. From Santander UK plc’s perspective, the investigation is focused principally on the period 2009-2011 and remains on-going. There remain factual issues to be resolved which may have legal consequences including potentially material financial penalties. These issues create uncertainties which mean that it is difficult to predict the resolution of the matter including timing or the significance of the possible impact. These uncertainties mean it is not currently practicable to make a reliable assessment of the size of any related potential liability. Any potential losses, claims or expenses suffered or incurred by Santander
Financial Services plc in respect of these matters have been fully indemnified by Santander UK plc, as part of the ring-fencing transfer scheme between
Santander UK plc, Santander Financial Services plc and Banco Santander SA.
SCUK - Motor Finance Broker Commissions
Following the FCA’s Motor Market review in 2019 which resulted in a change in rules in January 2021, Santander Consumer (UK) plc (SCUK) has received a number of county court claims and complaints in respect of its historical use of discretionary commission arrangements (DCAs) prior to the 2021 rule changes. In the context of the complaints made to the Financial Ombudsman Service relating to such commission arrangements, the FCA announced on 11 January 2024 that it intends to use its powers under s166 of the Financial Services and Markets Act 2000 to review the historical use of DCAs between lenders and credit brokers (the “FCA Review”) and whether redress should be payable. In line with the FCA's announcement, we have paused the response to customer complaints until at least 20 November 2024. A claim has been issued against SCUK, Santander UK plc and others in the Competition Appeal Tribunal (CAT), alleging that
SCUK’s historical commission arrangements in respect of used car financing operated in breach of the Competition Act 1998. While it is possible that certain charges may be incurred in relation to existing or future county court claims, Financial Ombudsman Service (FOS) complaints and the CAT proceedings, it is not considered that a legal or constructive obligation has been incurred in relation to these matters that would require a provision to be recognised at this stage. The resolution of such matters is not possible to predict with any certainty and there remain significant inherent uncertainties regarding the existence, scope and timing of any possible outflow which make it impracticable to disclose the extent of any potential financial impact.
Other
On 2 November 2015, Visa Europe Ltd agreed to sell 100% of its share capital to Visa Inc. The deal closed on 21 June 2016. As a member and shareholder of
Visa Europe Ltd, Santander UK received upfront consideration made up of cash and convertible preferred stock. Conversion of the preferred stock into Class A
Common Stock of Visa Inc. depends on the outcome of litigation against Visa involving UK & Ireland multilateral interchange fees (UK&I MIFs). Following ring-
fencing, all Visa stock is now held by Santander Equity Investments Limited (SEIL), outside the ring-fenced bank. In valuing the preferred stock, SEIL makes adjustments for illiquidity and the potential for changes in the conversion rate due to litigation costs.
In addition, Santander UK plc and certain other UK&I banks have agreed to indemnify Visa Inc. in the event that the preferred stock is insufficient to meet the costs of this litigation. Visa Inc. has recourse to this indemnity once more than €1bn of losses relating to UK&I MIFs have arisen or once the total value of the preferred stock issued to UK&I banks on closing has been reduced to nil. Santander UK plc's liability under this indemnity is capped at €39.85m. At this stage, it is unclear whether the litigation will give rise to more than €1bn of losses relating to UK&I MIFs which means it is not practicable to predict the resolution of the matter including the timing or the significance of the possible impact.
As part of the sale of subsidiaries, businesses and other entities, and as is normal in such circumstances, entities within the Santander UK group have given warranties and/or indemnities to the purchasers.
Obligations under stock borrowing and lending agreements
Obligations under stock borrowing and lending agreements represent contractual commitments to return stock borrowed. These obligations are offset by a contractual right to receive stock under other contractual agreements. See Note 35.
Other off-balance sheet commitments
The Santander UK group has commitments to lend at fixed interest rates which expose us to interest rate risk. For more, see the Risk review.
Liquidity support arrangements
Under the PRA’s liquidity rules, Santander UK plc and its subsidiary Cater Allen Limited form the RFB Domestic Liquidity Sub-group (the RFB DoLSub), which allows the entities to collectively meet regulatory requirements for the purpose of managing liquidity risk. Each member of the RFB DoLSub will support the other by transferring surplus liquidity in times of stress.

Santander UK Group Holdings plc
Disclosure of contingent liabilities [line items]
Contingent Liabilities and Commitments	44.13. CONTINGENT LIABILITIES AND COMMITMENTS
Capital support arrangements
At 31 December 2023, Santander UK Group Holdings plc, Santander Financial Services plc and Santander Equity Investments Limited were party to a capital support deed entered into on 17 December 2021 and effective from 1 January 2022 (the Non-RFB Sub-Group Capital Support Deed). These parties were permitted by the PRA to form a core UK group as defined in the PRA Rulebook, a permission which expires on 31 December 2024. Exposures of Santander
Financial Services plc, the regulated entity, to other members of the core UK group are exempt from large exposure limits that would otherwise apply and these exposures are risk-weighted at 0%. Where applicable this permission also provides for intra-group exposures to be excluded from the leverage exposure measure. The purpose of the Non-RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated parties to the regulated party in the event that the regulated party breached or was at risk of breaching its capital resources or risk concentrations requirements.